Share Capital (Details 3)	6 Months Ended
	Dec. 31, 2021 shares $ / shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding | shares	13,200,000	13,750,784	13,525,784
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	11 months 8 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 1.38
Number Exercisable, Options Exercisable | shares	13,100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 8 months 8 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 1.37
Range eleven [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 1.05
Number of shares, options outstanding | shares	1,000,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 6 months 18 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 1.05
Number Exercisable, Options Exercisable | shares	1,000,000
Range six [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 0.81
Number of shares, options outstanding | shares	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 months 1 day
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 0.81
Number Exercisable, Options Exercisable | shares	100,000
Range twelve [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 0.96
Number of shares, options outstanding | shares	2,340,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 2 months 8 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 0.96
Number Exercisable, Options Exercisable | shares	2,340,000
Range one [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 1.40
Number of shares, options outstanding | shares	1,900,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	5 months 15 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 1.40
Number Exercisable, Options Exercisable | shares	1,900,000
Range Ten [Member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 2.10
Number of shares, options outstanding | shares	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 3 months 10 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 2.10
Number Exercisable, Options Exercisable | shares	500,000
Range two [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 1.00
Number of shares, options outstanding | shares	460,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 1 month 20 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 1.00
Number Exercisable, Options Exercisable | shares	460,000
Range three [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 0.75
Number of shares, options outstanding | shares	150,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 8 months 4 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 0.75
Number Exercisable, Options Exercisable | shares	150,000
Range four [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 0.76
Number of shares, options outstanding | shares	4,450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 months
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 0.76
Number Exercisable, Options Exercisable | shares	4,450,000
Range five [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 0.75
Number of shares, options outstanding | shares	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 9 months 14 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 0.75
Number Exercisable, Options Exercisable | shares	500,000
Range seven [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 3.39
Number of shares, options outstanding | shares	1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 4 months 2 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 3.39
Number Exercisable, Options Exercisable | shares	1,200,000
Range eight [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 3.43
Number of shares, options outstanding | shares	400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 4 months 9 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 3.43
Number Exercisable, Options Exercisable | shares	300,000
Range nine [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share) | $ / shares	$ 6.08
Number of shares, options outstanding | shares	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 18 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share) | $ / shares	$ 6.08
Number Exercisable, Options Exercisable | shares	200,000